BASIC AND DILUTED INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Income Per Share Calculation
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the year.

	Year Ended December 31,
	2022	2021	2020
Net income for the period attributable to shareholders	2,390	12,453	15,151
Weighted-average number of ordinary shares, basic	35,828,204	30,886,559	27,595,446
Net income per share attributable to shareholders, basic	0.07	0.40	0.55

Net income for the period attributable to shareholders	2,390	12,453	15,151
Weighted-average number of ordinary shares, diluted	38,212,108	33,746,536	30,879,550
Net income per share attributable to shareholders, diluted	0.06	0.37	0.49

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Year Ended December 31,
	2022	2021	2020
Weighted-average number of ordinary shares, basic	35,828,204	30,886,559	27,595,446
Effect of share options and warrants on issue	1,003,403	2,859,977	3,284,104
Effect of contingently issuable ordinary shares related to business combinations	1,380,501	—	—
Weighted-average number of ordinary shares, diluted	38,212,108	33,746,536	30,879,550